UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809084.105

AFBT-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 93.0%
Biotechnology - 93.0%
Acadia Pharmaceuticals, Inc. (a)	15,574	$ 20,246
Acorda Therapeutics, Inc. (a)	80,016	1,738,748
Affymax, Inc. (a)	10,304	207,523
Alexion Pharmaceuticals, Inc. (a)	68,308	3,033,558
Alkermes, Inc. (a)	24,461	194,954
Allos Therapeutics, Inc. (a)	58,330	329,565
Alnylam Pharmaceuticals, Inc. (a)	7,000	119,280
AMAG Pharmaceuticals, Inc. (a)	6,200	234,236
Amgen, Inc. (a)	187,973	10,099,787
Amylin Pharmaceuticals, Inc. (a)(c)	32,600	359,904
Anadys Pharmaceuticals, Inc. (a)	23,355	45,542
Antigenics, Inc. (a)(c)	68,000	68,000
Antigenics, Inc.:
warrants 1/9/10 (a)(e)	452,000	5
warrants 1/9/18 (a)(e)	452,000	428,398
Arena Pharmaceuticals, Inc. (a)(c)	22,400	79,072
Biogen Idec, Inc. (a)	98,026	4,129,835
BioMarin Pharmaceutical, Inc. (a)	77,026	1,198,525
Celera Corp. (a)	17,200	106,468
Celgene Corp. (a)	32,715	1,670,101
Cephalon, Inc. (a)(c)	32,294	1,762,607
Cepheid, Inc. (a)	6,800	90,236
Clinical Data, Inc. (a)(c)	21,684	342,174
Cubist Pharmaceuticals, Inc. (a)	4,892	82,870
Dendreon Corp. (a)(c)	67,700	1,710,779
Enzon Pharmaceuticals, Inc. (a)(c)	5,400	45,306
Exelixis, Inc. (a)	32,900	200,032
Facet Biotech Corp. (a)	4,500	77,085
Genomic Health, Inc. (a)	2,100	38,997
Genzyme Corp. (a)	41,632	2,106,579
Gilead Sciences, Inc. (a)	49,602	2,110,565
GTx, Inc. (a)(c)	20,270	182,025
Halozyme Therapeutics, Inc. (a)	12,910	78,235
Human Genome Sciences, Inc. (a)(c)	50,608	945,864
ImmunoGen, Inc. (a)	1,000	6,690
Incyte Corp. (a)	13,195	77,719
InterMune, Inc.	24,417	294,957
Isis Pharmaceuticals, Inc. (a)	37,900	480,193
Lexicon Pharmaceuticals, Inc. (a)(c)	119,700	156,807
Ligand Pharmaceuticals, Inc. Class B (a)	26,500	45,050
Martek Biosciences	2,900	52,084
Medivation, Inc. (a)	12,830	327,422
Micromet, Inc. (a)(c)	8,100	41,391
Momenta Pharmaceuticals, Inc. (a)(c)	18,360	167,443
Myriad Genetics, Inc. (a)	11,324	274,947
Myriad Pharmaceuticals, Inc. (a)	302	1,667
OncoGenex Pharmaceuticals, Inc. (a)(c)	7,868	229,037
ONYX Pharmaceuticals, Inc. (a)	11,048	293,877

	Shares	Value
OREXIGEN Therapeutics, Inc. (a)	70,288	$ 454,060
OSI Pharmaceuticals, Inc. (a)	19,203	618,721
PDL BioPharma, Inc.	32,000	269,120
Poniard Pharmaceuticals, Inc. (a)	7,700	50,435
Progenics Pharmaceuticals, Inc. (a)	4,500	18,855
Protalix BioTherapeutics, Inc. (a)	14,053	133,222
Regeneron Pharmaceuticals, Inc. (a)	11,249	176,609
Rigel Pharmaceuticals, Inc. (a)	19,035	122,014
Sangamo Biosciences, Inc. (a)	7,098	37,761
Savient Pharmaceuticals, Inc. (a)(c)	15,855	199,773
Seattle Genetics, Inc. (a)	300	2,724
Targacept, Inc. (a)	18,624	349,200
Theratechnologies, Inc. (a)	1,900	4,913
Theravance, Inc. (a)(c)	17,085	238,677
United Therapeutics Corp. (a)	53,104	2,259,044
Vanda Pharmaceuticals, Inc. (a)	29,800	303,960
Vertex Pharmaceuticals, Inc. (a)	71,004	2,382,894
Zymogenetics, Inc. (a)	10,295	47,872
		43,956,239
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	568
Aradigm Corp. (a)	21,800	3,488
		4,056
Health Care Supplies - 0.4%
Quidel Corp. (a)	11,770	168,311
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		172,367
PHARMACEUTICALS - 6.3%
Pharmaceuticals - 6.3%
Adolor Corp. (a)	31,599	45,819
Akorn, Inc. (a)(c)	112,579	163,240
Alexza Pharmaceuticals, Inc. (a)	6,581	14,083
Auxilium Pharmaceuticals, Inc. (a)(c)	47,658	1,499,321
Biodel, Inc. (a)	100,769	421,214
Cadence Pharmaceuticals, Inc. (a)(c)	13,600	122,808
Elan Corp. PLC sponsored ADR (a)	72,250	393,763
Inspire Pharmaceuticals, Inc. (a)	1,370	6,124
Jazz Pharmaceuticals, Inc. (a)(c)	8,735	54,856
Optimer Pharmaceuticals, Inc. (a)	11,837	136,836
Vivus, Inc. (a)	12,468	98,497
		2,956,561
TOTAL COMMON STOCKS (Cost $50,870,573)		47,085,167
Convertible Bonds - 0.2%
	Principal Amount	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
OSI Pharmaceuticals, Inc. 3.25% 9/8/23 (Cost $107,150)	$ 130,000	$ 120,094
Money Market Funds - 8.1%
	Shares
Fidelity Cash Central Fund, 0.20% (d)	2,401	2,401
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	3,806,275	3,806,275
TOTAL MONEY MARKET FUNDS (Cost $3,808,676)		3,808,676
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $54,786,399)	51,013,937
NET OTHER ASSETS - (8.0)%	(3,770,020)
NET ASSETS - 100%	$ 47,243,917
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $428,403 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc.: warrants 1/9/10	1/9/08	$ 3
warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 235
Fidelity Securities Lending Cash Central Fund	15,784
Total	$ 16,019
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 47,085,167	$ 46,656,196	$ 428,403	$ 568
Corporate Bonds	120,094	-	120,094	-
Money Market Funds	3,808,676	3,808,676	-	-
Total Investments in Securities:	$ 51,013,937	$ 50,464,872	$ 548,497	$ 568
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(284)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	852
Ending Balance	$ 568
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (284)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $55,410,565. Net unrealized depreciation aggregated $4,396,628, of which $4,365,730 related to appreciated investment securities and $8,762,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809085.105

AFCI-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTO COMPONENTS - 3.0%
Auto Parts & Equipment - 3.0%
Autoliv, Inc.	2,800	$ 94,024
BorgWarner, Inc.	10,800	327,456
Johnson Controls, Inc.	28,300	676,936
		1,098,416
AUTOMOBILES - 2.1%
Automobile Manufacturers - 1.5%
Ford Motor Co. (a)	77,300	541,100
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc. (c)	8,800	219,296
TOTAL AUTOMOBILES		760,396
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	88,000	365,998
DIVERSIFIED CONSUMER SERVICES - 2.5%
Education Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,700	211,270
DeVry, Inc.	4,400	243,276
Navitas Ltd.	587	1,954
Strayer Education, Inc.	1,300	263,861
		720,361
Specialized Consumer Services - 0.5%
Sotheby's Class A (ltd. vtg.)	13,199	209,336
TOTAL DIVERSIFIED CONSUMER SERVICES		929,697
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
Moody's Corp. (c)	4,400	104,192
FOOD & STAPLES RETAILING - 2.6%
Food Retail - 0.7%
Susser Holdings Corp. (a)	22,405	266,395
Hypermarkets & Super Centers - 1.9%
Costco Wholesale Corp.	11,900	676,515
TOTAL FOOD & STAPLES RETAILING		942,910
HOTELS, RESTAURANTS & LEISURE - 18.6%
Casinos & Gaming - 4.0%
Bally Technologies, Inc. (a)	6,300	248,157
Las Vegas Sands Corp. unit	1,550	398,412
MGM Mirage, Inc. (a)(c)	24,100	223,407
WMS Industries, Inc. (a)	13,800	551,724
Wynn Macau Ltd.	44,800	56,192
		1,477,892
Hotels, Resorts & Cruise Lines - 4.7%
Carnival Corp. unit	20,400	594,048
Marriott International, Inc. Class A (c)	7,568	189,654

	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	11,000	$ 319,660
Wyndham Worldwide Corp.	35,400	603,570
		1,706,932
Leisure Facilities - 0.5%
Vail Resorts, Inc. (a)(c)	5,000	172,200
Restaurants - 9.4%
BJ's Restaurants, Inc. (a)	8,500	135,660
Darden Restaurants, Inc.	13,100	397,061
Jack in the Box, Inc. (a)	4,800	90,048
McDonald's Corp.	27,100	1,588,331
P.F. Chang's China Bistro, Inc. (a)(c)	4,600	134,274
Sonic Corp. (a)	13,800	129,030
Starbucks Corp. (a)	18,800	356,824
Yum! Brands, Inc.	18,000	593,100
		3,424,328
TOTAL HOTELS, RESTAURANTS & LEISURE		6,781,352
HOUSEHOLD DURABLES - 4.4%
Home Furnishings - 1.0%
Mohawk Industries, Inc. (a)	6,300	269,829
Tempur-Pedic International, Inc. (a)	5,900	114,283
		384,112
Homebuilding - 1.6%
Lennar Corp. Class A	7,930	99,918
M.D.C. Holdings, Inc.	1,500	48,930
NVR, Inc. (a)	100	66,227
Pulte Homes, Inc.	27,607	248,739
Toll Brothers, Inc. (a)	7,000	121,240
		585,054
Household Appliances - 1.1%
Whirlpool Corp.	5,400	386,586
Housewares & Specialties - 0.7%
Newell Rubbermaid, Inc.	16,700	242,317
TOTAL HOUSEHOLD DURABLES		1,598,069
INTERNET & CATALOG RETAIL - 4.7%
Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	11,300	128,142
Internet Retail - 4.3%
Amazon.com, Inc. (a)	11,900	1,413,839
Expedia, Inc. (a)	7,300	165,491
		1,579,330
TOTAL INTERNET & CATALOG RETAIL		1,707,472
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	1,000	536,120
Common Stocks - continued
	Shares	Value
LEISURE EQUIPMENT & PRODUCTS - 0.4%
Leisure Products - 0.4%
Polaris Industries, Inc. (c)	3,500	$ 147,245
MEDIA - 22.0%
Advertising - 1.6%
Interpublic Group of Companies, Inc. (a)	60,774	365,859
Lamar Advertising Co. Class A (a)(c)	9,396	228,323
		594,182
Cable & Satellite - 8.6%
Cablevision Systems Corp. - NY Group Class A	10,400	238,784
Comcast Corp. Class A	75,550	1,095,475
DISH Network Corp. Class A (a)	13,400	233,160
Liberty Media Corp. Entertainment Series A (a)	12,700	391,414
The DIRECTV Group, Inc. (a)(c)	8,800	231,440
Time Warner Cable, Inc.	18,397	725,578
Virgin Media, Inc.	16,700	233,299
		3,149,150
Movies & Entertainment - 10.8%
DreamWorks Animation SKG, Inc. Class A (a)	3,000	96,000
News Corp.:
Class A	42,400	488,448
Class B (c)	15,000	204,000
The Walt Disney Co.	71,700	1,962,429
Time Warner, Inc.	13,285	400,144
Viacom, Inc. Class B (non-vtg.) (a)	28,800	794,592
		3,945,613
Publishing - 1.0%
McGraw-Hill Companies, Inc.	12,100	348,238
TOTAL MEDIA		8,037,183
MULTILINE RETAIL - 9.0%
Department Stores - 2.7%
Kohl's Corp. (a)	10,100	577,922
Nordstrom, Inc. (c)	13,100	416,318
		994,240
General Merchandise Stores - 6.3%
Target Corp.	47,400	2,295,582
TOTAL MULTILINE RETAIL		3,289,822
ROAD & RAIL - 0.2%
Trucking - 0.2%
Dollar Thrifty Automotive Group, Inc. (a)	3,900	72,189

	Shares	Value
SPECIALTY RETAIL - 22.6%
Apparel Retail - 4.3%
Citi Trends, Inc. (a)	14,447	$ 380,390
Gymboree Corp. (a)	9,600	408,672
Ross Stores, Inc.	8,200	360,882
Urban Outfitters, Inc. (a)	10,393	326,132
Zumiez, Inc. (a)	6,200	83,514
		1,559,590
Automotive Retail - 3.9%
Advance Auto Parts, Inc.	22,700	845,802
AutoZone, Inc. (a)	1,100	148,841
Group 1 Automotive, Inc.	3,500	88,970
Monro Muffler Brake, Inc.	5,100	158,049
O'Reilly Automotive, Inc. (a)	5,300	197,584
		1,439,246
Computer & Electronics Retail - 1.6%
Best Buy Co., Inc.	4,800	183,264
hhgregg, Inc. (a)	7,400	122,026
RadioShack Corp.	16,400	276,996
		582,286
Home Improvement Retail - 8.2%
Home Depot, Inc.	21,256	533,313
Lowe's Companies, Inc.	110,900	2,170,313
Lumber Liquidators, Inc. (a)(c)	12,725	270,406
		2,974,032
Homefurnishing Retail - 0.8%
Pier 1 Imports, Inc. (a)(c)	42,500	149,600
Williams-Sonoma, Inc.	7,400	138,972
		288,572
Specialty Stores - 3.8%
Big 5 Sporting Goods Corp.	13,600	200,600
Staples, Inc.	48,038	1,042,425
Zale Corp. (a)	31,600	149,468
		1,392,493
TOTAL SPECIALTY RETAIL		8,236,219
TEXTILES, APPAREL & LUXURY GOODS - 4.3%
Apparel, Accessories & Luxury Goods - 1.1%
G-III Apparel Group Ltd. (a)	6,768	108,356
VF Corp.	4,100	291,264
		399,620
Footwear - 3.2%
Deckers Outdoor Corp. (a)	2,500	224,175
NIKE, Inc. Class B	15,100	938,918
		1,163,093
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,562,713
TOTAL COMMON STOCKS (Cost $36,963,640)		36,169,993
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	376,270	$ 376,270
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	2,408,843	2,408,843
TOTAL MONEY MARKET FUNDS (Cost $2,785,113)		2,785,113
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $39,748,753)	38,955,106
NET OTHER ASSETS - (6.9)%	(2,497,948)
NET ASSETS - 100%	$ 36,457,158
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 399
Fidelity Securities Lending Cash Central Fund	1,456
Total	$ 1,855
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,514,582	$ 33,692,026	$ 822,556	$ -
Consumer Staples	942,910	942,910	-	-
Financials	104,192	104,192	-	-
Industrials	72,189	72,189	-	-
Information Technology	536,120	536,120	-	-
Money Market Funds	2,785,113	2,785,113	-	-
Total Investments in Securities:	$ 38,955,106	$ 38,132,550	$ 822,556	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $40,046,106. Net unrealized depreciation aggregated $1,091,000, of which $2,795,613 related to appreciated investment securities and $3,886,613 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809093.105

AFCY-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AEROSPACE & DEFENSE - 19.5%
Aerospace & Defense - 19.5%
Alliant Techsystems, Inc. (a)	28,300	$ 2,201,174
BE Aerospace, Inc. (a)	108,500	1,923,705
Honeywell International, Inc.	281,500	10,103,035
Lockheed Martin Corp.	89,500	6,156,705
Precision Castparts Corp.	67,000	6,400,510
Raytheon Co.	119,100	5,392,848
Spirit AeroSystems Holdings, Inc. Class A (a)	105,300	1,676,376
United Technologies Corp.	281,500	17,298,173
		51,152,526
AIR FREIGHT & LOGISTICS - 2.5%
Air Freight & Logistics - 2.5%
United Parcel Service, Inc. Class B	123,300	6,618,744
AUTO COMPONENTS - 4.9%
Auto Parts & Equipment - 3.5%
BorgWarner, Inc.	70,900	2,149,688
Exide Technologies (a)	227,700	1,393,524
Johnson Controls, Inc.	190,700	4,561,544
WABCO Holdings, Inc.	40,800	967,776
		9,072,532
Tires & Rubber - 1.4%
Nokian Tyres PLC	24,100	515,652
The Goodyear Tire & Rubber Co. (a)	244,300	3,146,584
		3,662,236
TOTAL AUTO COMPONENTS		12,734,768
BEVERAGES - 0.3%
Soft Drinks - 0.3%
Heckmann Corp. (a)	180,900	770,634
BUILDING PRODUCTS - 3.8%
Building Products - 3.8%
AAON, Inc.	50,800	914,908
Armstrong World Industries, Inc. (a)	7,801	290,587
Masco Corp.	548,300	6,442,525
Owens Corning (a)	109,661	2,424,605
		10,072,625
CHEMICALS - 0.9%
Specialty Chemicals - 0.9%
W.R. Grace & Co. (a)	111,100	2,431,979
COMMERCIAL SERVICES & SUPPLIES - 5.0%
Commercial Printing - 1.0%
R.R. Donnelley & Sons Co.	127,400	2,558,192
Diversified Support Services - 0.8%
Cintas Corp.	79,100	2,190,279
Environmental & Facility Services - 2.0%
Casella Waste Systems, Inc. Class A (a)	300,130	837,363

	Shares	Value
Clean Harbors, Inc. (a)	22,800	$ 1,287,060
Republic Services, Inc.	124,360	3,222,168
		5,346,591
Office Services & Supplies - 0.5%
United Stationers, Inc. (a)	29,000	1,367,060
Security & Alarm Services - 0.7%
The Brink's Co.	70,600	1,675,338
TOTAL COMMERCIAL SERVICES & SUPPLIES		13,137,460
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV (NY Shares)	36,200	680,922
MasTec, Inc. (a)	47,800	564,040
		1,244,962
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Brinks Home Security Holdings, Inc. (a)	26,660	825,927
ELECTRICAL EQUIPMENT - 7.1%
Electrical Components & Equipment - 7.1%
Acuity Brands, Inc. (c)	77,642	2,458,146
AMETEK, Inc.	102,900	3,590,181
Cooper Industries PLC Class A	97,500	3,772,275
Ener1, Inc. (a)	54,973	274,315
First Solar, Inc. (a)(c)	20,300	2,475,179
General Cable Corp. (a)	39,500	1,230,030
Regal-Beloit Corp.	51,804	2,428,572
Rockwell Automation, Inc.	56,700	2,321,865
		18,550,563
ELECTRONIC EQUIPMENT & COMPONENTS - 1.6%
Electronic Equipment & Instruments - 1.4%
FLIR Systems, Inc. (a)	59,926	1,666,542
Itron, Inc. (a)	33,800	2,029,352
		3,695,894
Electronic Manufacturing Services - 0.2%
Tyco Electronics Ltd.	27,300	580,125
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,276,019
HOUSEHOLD DURABLES - 2.1%
Homebuilding - 0.6%
PDG Realty S.A. Empreendimentos e Participacoes	109,900	917,289
Pulte Homes, Inc.	71,467	643,918
		1,561,207
Household Appliances - 1.5%
Black & Decker Corp.	85,000	4,013,700
TOTAL HOUSEHOLD DURABLES		5,574,907
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 11.4%
Industrial Conglomerates - 11.4%
3M Co.	157,700	$ 11,601,989
Carlisle Companies, Inc.	54,657	1,696,553
General Electric Co.	537,246	7,661,128
Koninklijke Philips Electronics NV	53,700	1,348,898
Textron, Inc.	186,300	3,312,414
Tyco International Ltd.	131,825	4,422,729
		30,043,711
MACHINERY - 18.9%
Construction & Farm Machinery & Heavy Trucks - 9.6%
Cummins, Inc.	172,491	7,427,462
Deere & Co.	130,400	5,939,720
Navistar International Corp. (a)	119,688	3,966,460
Oshkosh Co.	63,200	1,975,632
PACCAR, Inc.	158,700	5,936,967
		25,246,241
Industrial Machinery - 9.3%
Actuant Corp. Class A	60,600	945,966
Altra Holdings, Inc. (a)	159,800	1,401,446
Blount International, Inc. (a)	73,701	666,257
Danaher Corp.	108,100	7,375,663
Ingersoll-Rand Co. Ltd.	279,000	8,813,610
Kennametal, Inc.	20,500	482,980
Parker Hannifin Corp.	49,400	2,616,224
Timken Co.	57,362	1,263,685
Weg SA	73,400	720,997
		24,286,828
TOTAL MACHINERY		49,533,069
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	175,033	857,662
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
Alpha Natural Resources, Inc. (a)	23,800	808,486
Peabody Energy Corp.	34,200	1,353,978
		2,162,464
PROFESSIONAL SERVICES - 1.7%
Human Resource & Employment Services - 0.9%
Manpower, Inc.	48,000	2,275,680
Research & Consulting Services - 0.8%
Equifax, Inc.	75,207	2,059,168
TOTAL PROFESSIONAL SERVICES		4,334,848

	Shares	Value
ROAD & RAIL - 13.1%
Railroads - 9.6%
America Latina Logistica SA unit	123,300	$ 905,217
CSX Corp.	128,300	5,411,694
Genesee & Wyoming, Inc. Class A (a)	39,500	1,145,895
Norfolk Southern Corp.	120,410	5,613,514
Union Pacific Corp.	218,300	12,037,062
		25,113,382
Trucking - 3.5%
Arkansas Best Corp.	44,300	1,143,826
Avis Budget Group, Inc. (a)(c)	343,676	2,886,878
Con-way, Inc.	43,100	1,421,869
Hertz Global Holdings, Inc. (a)(c)	192,500	1,792,175
Ryder System, Inc.	30,578	1,239,938
Saia, Inc. (a)	56,816	832,923
		9,317,609
TOTAL ROAD & RAIL		34,430,991
SOFTWARE - 0.6%
Application Software - 0.6%
Solera Holdings, Inc.	47,994	1,546,367
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Trading Companies & Distributors - 2.8%
Interline Brands, Inc. (a)	157,296	2,296,522
Rush Enterprises, Inc. Class A (a)	377,857	4,126,198
United Rentals, Inc. (a)	106,700	1,012,583
		7,435,303
TRANSPORTATION INFRASTRUCTURE - 0.1%
Marine Ports & Services - 0.1%
Aegean Marine Petroleum Network, Inc.	9,900	232,650
TOTAL COMMON STOCKS (Cost $261,830,822)		257,968,179
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.20% (d)	3,811,012	3,811,012
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	9,711,850	9,711,850
TOTAL MONEY MARKET FUNDS (Cost $13,522,862)		13,522,862
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $275,353,684)	271,491,041
NET OTHER ASSETS - (3.4)%	(8,841,971)
NET ASSETS - 100%	$ 262,649,070
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,179
Fidelity Securities Lending Cash Central Fund	12,958
Total	$ 16,137
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,135,602	$ 19,135,602	$ -	$ -
Consumer Staples	770,634	770,634	-	-
Energy	2,162,464	2,162,464	-	-
Industrials	227,645,114	226,296,216	1,348,898	-
Information Technology	5,822,386	5,822,386	-	-
Materials	2,431,979	2,431,979	-	-
Money Market Funds	13,522,862	13,522,862	-	-
Total Investments in Securities:	$ 271,491,041	$ 270,142,143	$ 1,348,898	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $281,398,721. Net unrealized depreciation aggregated $9,907,680, of which $19,854,564 related to appreciated investment securities and $29,762,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Communications Equipment Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809086.105

AFDC-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 75.4%
Communications Equipment - 75.4%
3Com Corp. (a)	49,046	$ 252,096
Acme Packet, Inc. (a)	22,529	220,559
ADC Telecommunications, Inc. (a)	5,600	36,344
Adtran, Inc.	15,983	368,248
ADVA AG Optical Networking (a)	7,013	24,562
Alcatel-Lucent SA sponsored ADR (a)	24,700	91,143
Arris Group, Inc. (a)	144	1,477
Aruba Networks, Inc. (a)	4,951	38,717
BigBand Networks, Inc. (a)	10,500	38,850
Blue Coat Systems, Inc. (a)	7,600	169,328
Brocade Communications Systems, Inc. (a)	38,709	332,123
BYD Electronic International Co. Ltd. (a)	24,000	22,375
Ceragon Networks Ltd. (a)	3,800	33,896
Ciena Corp. (a)	10,959	128,549
Cisco Systems, Inc. (a)	85,369	1,950,684
CommScope, Inc. (a)	10,000	270,200
Comverse Technology, Inc. (a)	9,106	76,490
DragonWave, Inc. (a)	4,700	37,631
EMCORE Corp. (a)	4,600	4,692
Emulex Corp. (a)	14,900	150,490
Extreme Networks, Inc. (a)	15,600	31,044
F5 Networks, Inc. (a)	8,700	390,543
Finisar Corp. (a)	8,312	61,924
Harmonic, Inc. (a)	34,700	182,175
Harris Stratex Networks, Inc. Class A (a)	2,867	18,062
Infinera Corp. (a)	1,300	9,659
Ixia (a)	5,900	39,235
JDS Uniphase Corp. (a)	36,013	201,313
Juniper Networks, Inc. (a)	31,002	790,861
Motorola, Inc.	60,500	518,485
Oclaro, Inc. (a)	7,194	7,626
Oplink Communications, Inc. (a)	3,274	48,553
Opnext, Inc. (a)	15,501	38,132
Palm, Inc. (a)	1,500	17,415
Polycom, Inc. (a)	27,300	586,131
QUALCOMM, Inc.	33,568	1,390,051
Research In Motion Ltd. (a)	2,700	158,571
Riverbed Technology, Inc. (a)	14,915	305,608
Sandvine Corp. (a)	18,400	21,410
Sandvine Corp. (U.K.) (a)	56,400	67,596
ShoreTel, Inc. (a)	10,604	69,668
Sierra Wireless, Inc. (a)	13,900	124,899
Sonus Networks, Inc. (a)	15,367	29,505
Tekelec (a)	23,500	352,970
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,400	24,960
Tellabs, Inc. (a)	47,100	283,542
		10,018,392

	Shares	Value
COMPUTERS & PERIPHERALS - 0.8%
Computer Hardware - 0.0%
Compal Electronics, Inc.	28	$ 35
Computer Storage & Peripherals - 0.8%
QLogic Corp. (a)	5,400	94,716
STEC, Inc. (a)	400	8,528
		103,244
TOTAL COMPUTERS & PERIPHERALS		103,279
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc.	100	1,966
ELECTRONIC EQUIPMENT & COMPONENTS - 2.8%
Electronic Components - 0.5%
BYD Co. Ltd. (H Shares) (a)	3,500	32,044
Universal Display Corp. (a)	2,800	31,808
		63,852
Electronic Manufacturing Services - 2.3%
Benchmark Electronics, Inc. (a)	1,900	31,920
Flextronics International Ltd. (a)	4,000	25,920
Foxconn International Holdings Ltd. (a)	2,000	1,757
Plexus Corp.	1,000	25,300
SMART Modular Technologies (WWH), Inc. (a)	4,416	17,929
Trimble Navigation Ltd. (a)	9,719	203,807
		306,633
Technology Distributors - 0.0%
Brightpoint, Inc. (a)	718	5,292
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		375,777
INTERNET SOFTWARE & SERVICES - 3.9%
Internet Software & Services - 3.9%
comScore, Inc. (a)	200	3,066
Equinix, Inc. (a)	300	25,596
Keynote Systems, Inc. (a)	5,100	52,122
NetEase.com, Inc. sponsored ADR (a)	200	7,724
RADVision Ltd. (a)	300	1,851
Sina Corp. (a)	900	33,651
Tencent Holdings Ltd.	18,500	322,141
VeriSign, Inc. (a)	3,000	68,430
		514,581
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.1%
NeuStar, Inc. Class A (a)	700	16,170
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 0.5%
Amdocs Ltd. (a)	1,900	$ 47,880
Yucheng Technologies Ltd. (a)	1,200	8,640
		56,520
TOTAL IT SERVICES		72,690
MEDIA - 0.7%
Advertising - 0.3%
VisionChina Media, Inc. ADR (a)	4,700	39,292
Cable & Satellite - 0.4%
Virgin Media, Inc.	3,850	53,785
TOTAL MEDIA		93,077
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.2%
Semiconductor Equipment - 0.5%
Tessera Technologies, Inc. (a)	2,900	64,119
Semiconductors - 7.7%
Actel Corp. (a)	451	5,376
Altera Corp.	1,200	23,748
Applied Micro Circuits Corp. (a)	2,758	21,568
ARM Holdings PLC sponsored ADR	2,800	20,356
Avago Technologies Ltd.	3,500	52,500
Cavium Networks, Inc. (a)	10,554	200,104
Ceva, Inc. (a)	1,400	14,182
Conexant Systems, Inc. (a)	1,280	3,507
CSR PLC (a)	7,686	56,381
Exar Corp. (a)	143	987
Hittite Microwave Corp. (a)	1,500	55,200
Ikanos Communications, Inc. (a)	3,985	6,894
Infineon Technologies AG (a)	13,876	62,026
Lattice Semiconductor Corp. (a)	6,700	12,797
LSI Corp. (a)	2,300	11,776
Microsemi Corp. (a)	449	5,976
Netlogic Microsystems, Inc. (a)	7,416	281,882
Omnivision Technologies, Inc. (a)	1,900	23,294
ON Semiconductor Corp. (a)	7,285	48,737
Pericom Semiconductor Corp. (a)	1,700	15,997
Pixelplus Co. Ltd. ADR (a)	900	351
PLX Technology, Inc. (a)	1,400	4,396
PMC-Sierra, Inc. (a)	3,100	26,412
Silicon Storage Technology, Inc. (a)	1,200	2,436
Standard Microsystems Corp. (a)	1,200	23,112
TriQuint Semiconductor, Inc. (a)	5,000	26,950
Xilinx, Inc.	900	19,575
		1,026,520
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,090,639

	Shares	Value
SOFTWARE - 2.9%
Application Software - 1.7%
Citrix Systems, Inc. (a)	1,592	$ 58,522
KongZhong Corp. sponsored ADR (a)	4,100	54,940
NetScout Systems, Inc. (a)	1,200	14,748
Smith Micro Software, Inc. (a)	3,768	34,213
Synchronoss Technologies, Inc. (a)	1,900	21,679
Taleo Corp. Class A (a)	100	2,174
Ulticom, Inc.	13,765	36,202
		222,478
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	14,620
Systems Software - 1.1%
Allot Communications Ltd. (a)	300	1,233
Opnet Technologies, Inc.	400	4,360
TeleCommunication Systems, Inc. Class A (a)	16,277	145,516
		151,109
TOTAL SOFTWARE		388,207
WIRELESS TELECOMMUNICATION SERVICES - 2.9%
Wireless Telecommunication Services - 2.9%
Crown Castle International Corp. (a)	400	12,088
Leap Wireless International, Inc. (a)	300	3,966
SBA Communications Corp. Class A (a)	1,216	34,303
Softbank Corp.	6,000	141,391
Sprint Nextel Corp. (a)	37,500	111,000
Syniverse Holdings, Inc. (a)	5,021	86,010
		388,758
TOTAL COMMON STOCKS (Cost $12,817,298)		13,047,366
Convertible Bonds - 0.1%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	15,318
Money Market Funds - 0.1%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (b) (Cost $9,015)	9,015	$ 9,015
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $12,846,313)	13,071,699
NET OTHER ASSETS - 1.6%	211,628
NET ASSETS - 100%	$ 13,283,327
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 234
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 93,077	$ 93,077	$ -	$ -
Industrials	1,966	1,966	-	-
Information Technology	12,563,565	12,123,187	440,378	-
Telecommunication Services	388,758	247,367	141,391	-
Corporate Bonds	15,318	-	15,318	-
Money Market Funds	9,015	9,015	-	-
Total Investments in Securities:	$ 13,071,699	$ 12,474,612	$ 597,087	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $12,946,398. Net unrealized appreciation aggregated $125,301, of which $1,481,272 related to appreciated investment securities and $1,355,971 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809067.105

AFEL-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.4%
Communications Equipment - 2.4%
QUALCOMM, Inc.	8,176	$ 338,568
COMPUTERS & PERIPHERALS - 2.5%
Computer Hardware - 0.5%
Dell, Inc. (a)	4,970	72,015
Computer Storage & Peripherals - 2.0%
SanDisk Corp. (a)	4,200	86,016
Seagate Technology	8,500	118,575
Western Digital Corp. (a)	1,100	37,048
Xyratex Ltd. (a)	4,300	44,935
		286,574
TOTAL COMPUTERS & PERIPHERALS		358,589
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Motech Industries, Inc.	1	3
SunPower Corp. Class B (a)	2,500	54,150
		54,153
ELECTRONIC EQUIPMENT & COMPONENTS - 4.3%
Electronic Components - 0.5%
AVX Corp.	506	5,728
Everlight Electronics Co. Ltd.	13,559	36,927
Vishay Intertechnology, Inc. (a)	3,583	22,322
		64,977
Electronic Manufacturing Services - 2.5%
Benchmark Electronics, Inc. (a)	4,265	71,652
DDi Corp. (a)	10,451	42,327
Flextronics International Ltd. (a)	24,000	155,520
Jabil Circuit, Inc.	4,104	54,912
Tyco Electronics Ltd.	1,700	36,125
		360,536
Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	1,800	45,612
Avnet, Inc. (a)	5,721	141,766
		187,378
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		612,891
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	2,600	4,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 88.2%
Semiconductor Equipment - 18.7%
Advanced Energy Industries, Inc. (a)	200	2,442

	Shares	Value
Aixtron AG	2,900	$ 86,929
Amkor Technology, Inc. (a)(c)	58,534	322,522
Applied Materials, Inc.	61,500	750,300
ASML Holding NV (NY Shares)	6,730	181,306
ATMI, Inc. (a)	1,500	22,725
Brooks Automation, Inc. (a)	300	2,064
Cabot Microelectronics Corp. (a)	100	3,198
Cohu, Inc.	100	1,138
Cymer, Inc. (a)	4,200	143,808
Entegris, Inc. (a)	600	2,256
FEI Co. (a)	200	4,762
FormFactor, Inc. (a)	4,550	77,305
KLA-Tencor Corp.	2,130	69,246
Kulicke & Soffa Industries, Inc. (a)	13,165	61,217
Lam Research Corp. (a)	9,090	306,515
LTX-Credence Corp. (a)	1,044	1,399
Mattson Technology, Inc. (a)	10,761	22,813
MEMC Electronic Materials, Inc. (a)	15,936	197,925
Novellus Systems, Inc. (a)	1,000	20,580
Teradyne, Inc. (a)	10,300	86,211
Tessera Technologies, Inc. (a)	800	17,688
Ultratech, Inc. (a)	2,100	27,132
Varian Semiconductor Equipment Associates, Inc. (a)	5,700	161,823
Veeco Instruments, Inc. (a)	200	4,870
Verigy Ltd. (a)	7,600	74,784
		2,652,958
Semiconductors - 69.5%
Actel Corp. (a)	100	1,192
Advanced Analogic Technologies, Inc. (a)	9,330	29,390
Advanced Micro Devices, Inc. (a)	9,900	45,540
Altera Corp.	15,538	307,497
Analog Devices, Inc.	8,300	212,729
Applied Micro Circuits Corp. (a)	2,290	17,908
ARM Holdings PLC sponsored ADR	14,700	106,869
Atheros Communications, Inc. (a)	1,000	24,620
Atmel Corp. (a)	91,785	341,440
Avago Technologies Ltd.	12,100	181,500
Broadcom Corp. Class A (a)	8,650	230,177
California Micro Devices Corp. (a)	6,395	19,121
Cirrus Logic, Inc. (a)	2,309	11,176
Cree, Inc. (a)	400	16,840
Cypress Semiconductor Corp. (a)	4,400	37,092
Diodes, Inc. (a)	200	3,276
DSP Group, Inc. (a)	200	1,156
Exar Corp. (a)	200	1,380
Fairchild Semiconductor International, Inc. (a)	45,749	342,203
Himax Technologies, Inc. sponsored ADR	14,100	37,224
Infineon Technologies AG (a)	37,816	169,038
Intel Corp.	183,290	3,502,671
International Rectifier Corp. (a)	8,553	156,349
Intersil Corp. Class A	12,500	156,875
Linear Technology Corp.	1,700	43,996
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
LSI Corp. (a)	4,600	$ 23,552
Marvell Technology Group Ltd. (a)	40,350	553,602
Maxim Integrated Products, Inc.	2,700	45,009
Microchip Technology, Inc. (c)	2,200	52,712
Micron Technology, Inc. (a)	79,685	541,061
Microsemi Corp. (a)	13,442	178,913
Monolithic Power Systems, Inc. (a)	2,000	39,980
National Semiconductor Corp.	22,200	287,268
Netlogic Microsystems, Inc. (a)	100	3,801
NVIDIA Corp. (a)	21,000	251,160
O2Micro International Ltd. sponsored ADR (a)	2,900	12,731
Omnivision Technologies, Inc. (a)	1,800	22,068
ON Semiconductor Corp. (a)	28,504	190,692
PMC-Sierra, Inc. (a)	5,700	48,564
Rambus, Inc. (a)	500	8,000
Samsung Electronics Co. Ltd.	143	85,732
Semtech Corp. (a)	400	6,188
Sigma Designs, Inc. (a)	100	1,201
Silicon Laboratories, Inc. (a)	300	12,570
Silicon Storage Technology, Inc. (a)	500	1,015
Skyworks Solutions, Inc. (a)	1,400	14,602
Standard Microsystems Corp. (a)	4,317	83,145
STATS ChipPAC Ltd. (a)	73,000	45,011
STMicroelectronics NV (NY Shares)	1,400	11,144
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,744	35,718
Texas Instruments, Inc.	44,200	1,036,490
TriQuint Semiconductor, Inc. (a)	2,200	11,858
Volterra Semiconductor Corp. (a)	200	2,770
Xilinx, Inc.	12,300	267,525
Zoran Corp. (a)	300	2,661
		9,874,002
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,526,960
SOFTWARE - 0.3%
Application Software - 0.1%
Cadence Design Systems, Inc. (a)	1,400	8,554
Synopsys, Inc. (a)	647	14,234
		22,788
Home Entertainment Software - 0.2%
Electronic Arts, Inc. (a)	1,300	23,712
TOTAL SOFTWARE		46,500
TOTAL COMMON STOCKS (Cost $15,849,799)		13,942,080
Corporate Bonds - 1.3%
	Principal Amount	Value
Convertible Bonds - 1.2%
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14	$ 10,000	$ 11,557
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Manufacturing Services - 0.1%
TTM Technologies, Inc. 3.25% 5/15/15	20,000	18,348
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Semiconductors - 1.0%
Advanced Micro Devices, Inc. 6% 5/1/15	120,000	87,300
Xilinx, Inc. 3.125% 3/15/37	60,000	50,628
		137,928
TOTAL CONVERTIBLE BONDS		167,833
Nonconvertible Bonds - 0.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
Freescale Semiconductor, Inc. 9.875% 12/15/14 pay-in-kind (d)	30,000	21,364
TOTAL CORPORATE BONDS (Cost $124,849)		189,197
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	111,285	111,285
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	100,650	100,650
TOTAL MONEY MARKET FUNDS (Cost $211,935)		211,935
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $16,186,583)	14,343,212
NET OTHER ASSETS - (0.9)%	(133,141)
NET ASSETS - 100%	$ 14,210,071
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 257
Fidelity Securities Lending Cash Central Fund	32
Total	$ 289
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Health Care	$ 1	$ -	$ -	$ 1
Industrials	54,153	54,150	3	-
Information Technology	13,883,508	13,546,800	336,708	-
Materials	4,418	4,418	-	-
Corporate Bonds	189,197	-	189,197	-
Money Market Funds	211,935	211,935	-	-
Total Investments in Securities:	$ 14,343,212	$ 13,817,303	$ 525,908	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(23,884)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	23,885
Ending Balance	$ 1
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (23,884)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $16,620,231. Net unrealized depreciation aggregated $2,277,019, of which $1,343,786 related to appreciated investment securities and $3,620,805 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809094.105

AFFS-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CAPITAL MARKETS - 33.8%
Asset Management & Custody Banks - 10.0%
AllianceBernstein Holding LP	70,500	$ 1,902,090
Bank of New York Mellon Corp.	74,700	1,991,502
Bank Sarasin & Co. Ltd. Series B (Reg.)	45,717	1,824,492
EFG International	186,479	3,116,767
Franklin Resources, Inc.	16,805	1,758,307
GLG Partners, Inc.	21,100	55,282
Janus Capital Group, Inc.	38,900	510,368
Legg Mason, Inc.	56,553	1,646,258
State Street Corp.	16,400	688,472
The Blackstone Group LP	164,000	2,200,880
		15,694,418
Diversified Capital Markets - 0.5%
UBS AG (NY Shares) (a)	45,700	758,163
Investment Banking & Brokerage - 23.3%
Broadpoint Gleacher Securities Group, Inc. (a)	560,722	3,571,799
Charles Schwab Corp.	490,800	8,510,472
Evercore Partners, Inc. Class A	22,700	740,928
GFI Group, Inc.	465,278	2,396,182
Goldman Sachs Group, Inc.	42,000	7,147,140
Jefferies Group, Inc. (a)	83,009	2,166,535
Lazard Ltd. Class A	29,100	1,098,525
MF Global Ltd. (a)	284,625	2,026,530
Morgan Stanley	264,700	8,502,164
TD Ameritrade Holding Corp. (a)	20,500	395,650
		36,555,925
TOTAL CAPITAL MARKETS		53,008,506
COMMERCIAL BANKS - 17.5%
Diversified Banks - 11.3%
Banco Macro SA sponsored ADR (c)	102,543	2,997,332
Barclays PLC Sponsored ADR	256,700	5,365,030
BBVA Banco Frances SA sponsored ADR (c)	82,383	521,484
China Citic Bank Corp. Ltd. Class H	4,905,000	3,671,707
China Merchants Bank Co. Ltd. (H Shares)	535,500	1,370,027
Comerica, Inc.	30,900	857,475
Mizuho Financial Group, Inc.	315,100	621,548
U.S. Bancorp, Delaware	60,900	1,414,098
Wells Fargo & Co.	32,200	886,144
		17,704,845
Regional Banks - 6.2%
Fifth Third Bancorp	47,100	421,074
Glacier Bancorp, Inc. (c)	81,029	1,060,670
Huntington Bancshares, Inc.	93,000	354,330
KeyCorp	536,600	2,892,274
PNC Financial Services Group, Inc.	1,845	90,294
Regions Financial Corp.	67,500	326,700
SVB Financial Group (a)	40,312	1,662,870

	Shares	Value
Umpqua Holdings Corp.	98,384	$ 974,985
Wintrust Financial Corp.	69,819	1,969,594
		9,752,791
TOTAL COMMERCIAL BANKS		27,457,636
CONSUMER FINANCE - 0.7%
Consumer Finance - 0.7%
Capital One Financial Corp.	24,487	896,224
Promise Co. Ltd. (c)	25,300	160,826
		1,057,050
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
Sotheby's Class A (ltd. vtg.) (c)	103,811	1,646,442
DIVERSIFIED FINANCIAL SERVICES - 14.6%
Other Diversified Financial Services - 7.6%
Bank of America Corp.	342,762	4,997,470
Ideation Acquisition Corp. (a)	86,500	717,950
JPMorgan Chase & Co.	148,848	6,217,381
		11,932,801
Specialized Finance - 7.0%
BM&F BOVESPA SA	10,900	70,245
CME Group, Inc.	28,719	8,690,656
JSE Ltd.	20,600	159,790
Moody's Corp. (c)	84,390	1,998,355
		10,919,046
TOTAL DIVERSIFIED FINANCIAL SERVICES		22,851,847
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
Wynn Macau Ltd.	252,800	317,085
INSURANCE - 7.2%
Insurance Brokers - 0.3%
Aon Corp.	10,500	404,355
Life & Health Insurance - 0.2%
Principal Financial Group, Inc.	14,600	365,584
Multi-Line Insurance - 3.2%
Assurant, Inc.	26,904	805,237
Genworth Financial, Inc. Class A	284,935	3,026,010
Hartford Financial Services Group, Inc.	47,900	1,174,508
		5,005,755
Property & Casualty Insurance - 2.0%
CNA Financial Corp. (a)	75,704	1,648,076
XL Capital Ltd. Class A	91,289	1,498,052
		3,146,128
Reinsurance - 1.5%
Everest Re Group Ltd.	19,800	1,732,302
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - continued
Transatlantic Holdings, Inc.	2,100	$ 106,050
Validus Holdings Ltd.	19,000	480,700
		2,319,052
TOTAL INSURANCE		11,240,874
INTERNET SOFTWARE & SERVICES - 1.3%
Internet Software & Services - 1.3%
China Finance Online Co. Ltd. ADR (a)(c)	252,815	2,027,576
IT SERVICES - 8.2%
Data Processing & Outsourced Services - 7.7%
Euronet Worldwide, Inc. (a)	233,844	5,530,411
MasterCard, Inc. Class A	15,600	3,416,712
MoneyGram International, Inc. (a)	484,630	1,449,044
Visa, Inc. Class A	22,380	1,695,509
		12,091,676
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	13,300	514,045
Satyam Computer Services Ltd. sponsored ADR (c)	44,900	237,521
		751,566
TOTAL IT SERVICES		12,843,242
MEDIA - 4.7%
Publishing - 4.7%
McGraw-Hill Companies, Inc.	256,806	7,390,877
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Residential REITs - 0.3%
UDR, Inc.	37,841	544,154
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	36,000	543,807
Real Estate Development - 2.0%
Central China Real Estate Ltd.	2,061,000	559,421
Xinyuan Real Estate Co. Ltd. ADR (a)(c)	642,902	2,603,753
		3,163,174
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,706,981

	Shares	Value
ROAD & RAIL - 1.8%
Trucking - 1.8%
Arkansas Best Corp.	60,600	$ 1,564,692
Dollar Thrifty Automotive Group, Inc. (a)(c)	70,910	1,312,544
		2,877,236
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	165,594
THRIFTS & MORTGAGE FINANCE - 2.5%
Thrifts & Mortgage Finance - 2.5%
Washington Federal, Inc.	226,564	3,885,573
TOTAL COMMON STOCKS (Cost $140,746,357)		151,020,673
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.20% (d)	4,049,869	4,049,869
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	9,147,243	9,147,243
TOTAL MONEY MARKET FUNDS (Cost $13,197,112)		13,197,112
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $153,943,469)	164,217,785
NET OTHER ASSETS - (4.7)%	(7,405,016)
NET ASSETS - 100%	$ 156,812,769
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,981
Fidelity Securities Lending Cash Central Fund	26,820
Total	$ 29,801
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,519,998	$ 9,202,913	$ 317,085	$ -
Financials	123,752,621	116,825,285	6,927,336	-
Industrials	2,877,236	2,877,236	-	-
Information Technology	14,870,818	14,870,818	-	-
Money Market Funds	13,197,112	13,197,112	-	-
Total Investments in Securities:	$ 164,217,785	$ 156,973,364	$ 7,244,421	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $159,960,792. Net unrealized appreciation aggregated $4,256,993, of which $20,492,609 related to appreciated investment securities and $16,235,616 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809075.105

AFHC-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 13.6%
Biotechnology - 13.6%
Acorda Therapeutics, Inc. (a)	61,000	$ 1,325,530
Affymax, Inc. (a)	41,600	837,824
Alexion Pharmaceuticals, Inc. (a)	75,798	3,366,189
Alnylam Pharmaceuticals, Inc. (a)	52,137	888,414
Amgen, Inc. (a)	149,212	8,017,161
Biogen Idec, Inc. (a)	259,179	10,919,211
BioMarin Pharmaceutical, Inc. (a)	157,067	2,443,963
Dendreon Corp. (a)(c)	38,700	977,949
Genzyme Corp. (a)	100,300	5,075,180
Gilead Sciences, Inc. (a)	77,811	3,310,858
Human Genome Sciences, Inc. (a)	43,900	820,491
Incyte Corp. (a)(c)	172,801	1,017,798
Micromet, Inc. (a)(c)	51,900	265,209
Momenta Pharmaceuticals, Inc. (a)	54,305	495,262
Myriad Genetics, Inc. (a)	68,046	1,652,157
OSI Pharmaceuticals, Inc. (a)(c)	64,900	2,091,078
Protalix BioTherapeutics, Inc. (a)(c)	165,724	1,571,064
Targacept, Inc. (a)	60,098	1,126,838
Theravance, Inc. (a)	56,513	789,487
United Therapeutics Corp. (a)	115,500	4,913,370
		51,905,033
CHEMICALS - 0.7%
Fertilizers & Agricultural Chemicals - 0.7%
Monsanto Co.	39,300	2,640,174
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	252,255	958,569
Stewart Enterprises, Inc. Class A	186,543	854,367
		1,812,936
ELECTRONIC EQUIPMENT & COMPONENTS - 1.8%
Electronic Equipment & Instruments - 1.8%
Agilent Technologies, Inc.	280,100	6,929,674
FOOD & STAPLES RETAILING - 1.6%
Drug Retail - 1.6%
CVS Caremark Corp.	71,153	2,511,701
Walgreen Co.	98,100	3,711,123
		6,222,824
HEALTH CARE EQUIPMENT & SUPPLIES - 20.6%
Health Care Equipment - 17.2%
Abiomed, Inc. (a)	126,209	1,142,191
Baxter International, Inc.	102,646	5,549,043
Beckman Coulter, Inc.	37,500	2,412,375
Boston Scientific Corp. (a)	94,242	765,245
C. R. Bard, Inc.	124,031	9,311,007
Conceptus, Inc. (a)	98,979	1,736,092

	Shares	Value
Covidien PLC	536,345	$ 22,590,851
Edwards Lifesciences Corp. (a)	78,568	6,045,022
ev3, Inc. (a)	172,783	2,035,384
HeartWare International, Inc. (a)(e)	27,784	810,181
HeartWare International, Inc. CDI unit (a)	668,258	611,496
Micrus Endovascular Corp. (a)	156,636	1,851,438
Nobel Biocare Holding AG (Switzerland)	88,297	2,512,691
NuVasive, Inc. (a)(c)	69,300	2,514,897
Orthofix International NV (a)	38,417	1,229,344
William Demant Holding AS (a)	15,123	1,080,898
Wright Medical Group, Inc. (a)	201,493	3,274,261
		65,472,416
Health Care Supplies - 3.4%
AGA Medical Holdings, Inc.	31,400	419,818
Cooper Companies, Inc. (c)	151,111	4,232,619
InfuSystems Holdings, Inc. (a)	453,700	1,315,730
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	41,900	3,352
Inverness Medical Innovations, Inc. (a)(c)	163,378	6,209,998
RTI Biologics, Inc. (a)	234,676	919,930
		13,101,447
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		78,573,863
HEALTH CARE PROVIDERS & SERVICES - 22.0%
Health Care Distributors & Services - 2.1%
Henry Schein, Inc. (a)	103,803	5,483,912
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	178,800	1,621,301
Sinopharm Group Co. Ltd. Class H	261,200	926,670
		8,031,883
Health Care Facilities - 2.5%
Emeritus Corp. (a)	71,471	1,333,649
Hanger Orthopedic Group, Inc. (a)	155,165	2,147,484
Health Management Associates, Inc. Class A (a)	441,900	2,695,590
Sunrise Senior Living, Inc. (a)	245,575	1,021,592
Universal Health Services, Inc. Class B	42,359	2,357,278
		9,555,593
Health Care Services - 11.7%
Clarient, Inc. (a)	163,100	528,444
Express Scripts, Inc. (a)	227,543	18,185,237
Fresenius Medical Care AG & Co. KGaA sponsored ADR	23,600	1,141,296
Genoptix, Inc. (a)	22,700	789,733
Health Grades, Inc. (a)	301,898	1,310,237
LHC Group, Inc. (a)	41,300	1,152,683
Medco Health Solutions, Inc. (a)	383,319	21,511,862
		44,619,492
Managed Health Care - 5.7%
Aetna, Inc.	161,900	4,214,257
CIGNA Corp.	263,300	7,330,272
Health Net, Inc. (a)	94,247	1,405,223
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Humana, Inc. (a)	100,079	$ 3,760,969
UnitedHealth Group, Inc.	55,169	1,431,636
WellPoint, Inc. (a)	78,500	3,670,660
		21,813,017
TOTAL HEALTH CARE PROVIDERS & SERVICES		84,019,985
HEALTH CARE TECHNOLOGY - 2.1%
Health Care Technology - 2.1%
Allscripts-Misys Healthcare Solutions, Inc.	115,127	2,244,977
Cerner Corp. (a)	60,727	4,617,681
Computer Programs & Systems, Inc.	23,500	992,640
		7,855,298
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)	46,757	1,592,543
LIFE SCIENCES TOOLS & SERVICES - 10.3%
Life Sciences Tools & Services - 10.3%
Bruker BioSciences Corp. (a)	122,354	1,326,317
Covance, Inc. (a)	69,000	3,565,920
ICON PLC sponsored ADR (a)	72,900	1,800,630
Illumina, Inc. (a)	364,884	11,712,776
Life Technologies Corp. (a)	181,119	8,543,383
PerkinElmer, Inc.	126,300	2,350,443
QIAGEN NV (a)(c)	358,971	7,477,366
Waters Corp. (a)	45,606	2,619,153
		39,395,988
PHARMACEUTICALS - 25.9%
Pharmaceuticals - 25.9%
Abbott Laboratories	118,063	5,970,446
Allergan, Inc.	368,363	20,720,419
Ardea Biosciences, Inc. (a)	65,600	885,600
Auxilium Pharmaceuticals, Inc. (a)	21,400	673,244
Cadence Pharmaceuticals, Inc. (a)	136,986	1,236,984
Cardiome Pharma Corp. (a)	156,000	597,867
Hikma Pharmaceuticals PLC	105,757	820,063
King Pharmaceuticals, Inc. (a)	428,400	4,339,692
Merck & Co., Inc.	452,551	13,997,402
Optimer Pharmaceuticals, Inc. (a)	78,527	907,772

	Shares	Value
Pfizer, Inc.	1,852,921	$ 31,555,244
Piramal Healthcare Ltd.	76,277	615,649
Pronova BioPharma ASA (a)	253,100	786,780
Shire PLC sponsored ADR	117,100	6,241,430
Teva Pharmaceutical Industries Ltd. sponsored ADR	81,982	4,138,451
ViroPharma, Inc. (a)	252,104	1,900,864
Warner Chilcott PLC (a)	102,100	2,261,515
XenoPort, Inc. (a)	62,891	1,050,909
		98,700,331
TOTAL COMMON STOCKS (Cost $351,468,260)		379,648,649
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.20% (d)	1,319,591	1,319,591
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	17,536,100	17,536,100
TOTAL MONEY MARKET FUNDS (Cost $18,855,691)		18,855,691
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $370,323,951)	398,504,340
NET OTHER ASSETS - (4.4)%	(16,975,149)
NET ASSETS - 100%	$ 381,529,191
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $810,181 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
HeartWare International, Inc.	8/10/09	$ 611,248
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,720
Fidelity Securities Lending Cash Central Fund	7,101
Total	$ 8,821
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,812,936	$ 1,812,936	$ -	$ -
Consumer Staples	6,222,824	6,222,824	-	-
Health Care	360,450,498	357,486,502	2,963,996	-
Information Technology	8,522,217	8,522,217	-	-
Materials	2,640,174	2,640,174	-	-
Money Market Funds	18,855,691	18,855,691	-	-
Total Investments in Securities:	$ 398,504,340	$ 395,540,344	$ 2,963,996	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $377,408,623. Net unrealized appreciation aggregated $21,095,717, of which $40,134,610 related to appreciated investment securities and $19,038,893 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809103.105

AFTF-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Commercial Printing - 0.2%
Nissha Printing Co. Ltd.	21,500	$ 1,020,077
COMMUNICATIONS EQUIPMENT - 13.1%
Communications Equipment - 13.1%
3Com Corp. (a)	200,700	1,031,598
Adtran, Inc.	33,500	771,840
ADVA AG Optical Networking (a)	178,700	625,859
Alcatel-Lucent SA sponsored ADR (a)	14,300	52,767
Aruba Networks, Inc. (a)	9,800	76,636
Brocade Communications Systems, Inc. (a)	258,000	2,213,640
BYD Electronic International Co. Ltd. (a)	601,500	560,780
Ciena Corp. (a)	91,000	1,067,430
Cisco Systems, Inc. (a)	1,301,063	29,729,290
CommScope, Inc. (a)	59,600	1,610,392
Comverse Technology, Inc. (a)	62,500	525,000
Emulex Corp. (a)	107,200	1,082,720
F5 Networks, Inc. (a)	73,808	3,313,241
Finisar Corp. (a)	34,337	255,811
Infinera Corp. (a)	70,900	526,787
Juniper Networks, Inc. (a)	134,700	3,436,197
Motorola, Inc.	73,600	630,752
Netronix, Inc.	115,000	265,304
OZ Optics Ltd. unit (a)(e)	68,000	320,960
Palm, Inc. (a)	120,000	1,393,200
Polycom, Inc. (a)	135,900	2,917,773
Powerwave Technologies, Inc. (a)	106,900	133,625
QUALCOMM, Inc.	250,173	10,359,664
Research In Motion Ltd. (a)	22,000	1,292,060
Riverbed Technology, Inc. (a)	138,600	2,839,914
Sandvine Corp. (a)	1,587,300	1,846,976
Sandvine Corp. (U.K.) (a)	1,078,100	1,292,118
Sonus Networks, Inc. (a)	29,060	55,795
TANDBERG ASA	20,600	552,945
Tekelec (a)	123,600	1,856,472
		72,637,546
COMPUTERS & PERIPHERALS - 18.3%
Computer Hardware - 14.5%
3PAR, Inc. (a)	57,200	538,252
Apple, Inc. (a)	263,255	49,623,570
Hewlett-Packard Co.	514,700	24,427,662
Lenovo Group Ltd.	1,416,000	788,441
Stratasys, Inc. (a)(c)	108,790	1,716,706
Teradata Corp. (a)	21,200	591,056
Toshiba Corp.	480,000	2,743,518
		80,429,205
Computer Storage & Peripherals - 3.8%
Chicony Electronics Co. Ltd.	189,284	412,393
Compellent Technologies, Inc. (a)	35,700	654,738

	Shares	Value
EMC Corp. (a)	263,000	$ 4,331,610
Isilon Systems, Inc. (a)	23,900	125,475
NetApp, Inc. (a)	51,700	1,398,485
Netezza Corp. (a)	56,800	524,832
Qisda Corp. (a)	828,000	457,546
QLogic Corp. (a)	115,100	2,018,854
SanDisk Corp. (a)	303,913	6,224,138
Seagate Technology	251,200	3,504,240
SIMPLO Technology Co. Ltd.	68,200	348,896
Synaptics, Inc. (a)	20,300	456,750
Western Digital Corp. (a)	24,500	825,160
		21,283,117
TOTAL COMPUTERS & PERIPHERALS		101,712,322
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	600	41,904
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 1.4%
A123 Systems, Inc.	2,200	43,252
centrotherm photovoltaics AG (a)	1,273	58,428
Energy Conversion Devices, Inc. (a)(c)	8,000	86,160
First Solar, Inc. (a)(c)	7,714	940,568
GT Solar International, Inc. (a)(c)	268,000	1,407,000
JA Solar Holdings Co. Ltd. ADR (a)	143,000	547,690
Q-Cells SE (a)	1,200	19,866
Roth & Rau AG (a)	1,516	51,355
SunPower Corp.:
Class A (a)	48,300	1,198,323
Class B (a)	71,244	1,543,145
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	3,200	40,544
Trina Solar Ltd. ADR (a)	33,800	1,097,824
Yingli Green Energy Holding Co. Ltd. ADR (a)(c)	47,700	552,366
		7,586,521
ELECTRONIC EQUIPMENT & COMPONENTS - 4.0%
Electronic Components - 0.8%
Amphenol Corp. Class A	1,400	56,168
BYD Co. Ltd. (H Shares) (a)	174,500	1,597,638
Corning, Inc.	75,600	1,104,516
DTS, Inc. (a)	20,300	573,475
Everlight Electronics Co. Ltd.	185,376	504,860
Wintek Corp. (a)	1,187,000	787,501
		4,624,158
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc.	86,700	2,144,958
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(e)	42,000	14,656
Chroma ATE, Inc.	1,111,641	2,123,521
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
Comverge, Inc. (a)(c)	10,189	$ 116,256
Coretronic Corp.	174,300	190,130
Itron, Inc. (a)	11,100	666,444
National Instruments Corp.	2,000	53,400
		5,309,365
Electronic Manufacturing Services - 1.1%
Benchmark Electronics, Inc. (a)	31,800	534,240
Flextronics International Ltd. (a)	186,400	1,207,872
Jabil Circuit, Inc.	20,600	275,628
Ju Teng International Holdings Ltd.	476,000	376,934
Multi-Fineline Electronix, Inc. (a)	2,289	62,375
Trimble Navigation Ltd. (a)	110,400	2,315,088
Tyco Electronics Ltd.	51,800	1,100,750
		5,872,887
Technology Distributors - 1.2%
Digital China Holdings Ltd. (H Shares)	3,500,000	3,620,895
Inspur International Ltd.	3,276,000	468,888
Synnex Technology International Corp.	400,500	754,902
WPG Holding Co. Ltd.	1,161,000	1,582,453
		6,427,138
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		22,233,548
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
Health Care Equipment - 0.4%
China Medical Technologies, Inc. sponsored ADR (c)	1,900	29,830
Golden Meditech Co. Ltd. (a)	2,168,000	390,105
Mindray Medical International Ltd. sponsored ADR	200	6,146
Mingyuan Medicare Development Co. Ltd. (a)	14,120,000	1,761,040
		2,187,121
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	542,000	1,915,751
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,102,872
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	600	22,566
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Ctrip.com International Ltd. sponsored ADR (a)	24,500	1,311,730
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	160	1,534

	Shares	Value
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Amazon.com, Inc. (a)	43,400	$ 5,156,354
Priceline.com, Inc. (a)(c)	12,312	1,942,710
		7,099,064
INTERNET SOFTWARE & SERVICES - 14.2%
Internet Software & Services - 14.2%
Akamai Technologies, Inc. (a)	100	2,200
Alibaba.com Ltd.	109,000	251,138
Baidu.com, Inc. sponsored ADR (a)	24,900	9,410,208
comScore, Inc. (a)	7,200	110,376
Constant Contact, Inc. (a)	44,924	744,391
Daum Communications Corp. (a)	18,024	817,874
DealerTrack Holdings, Inc. (a)	12,300	202,704
eBay, Inc. (a)	287,500	6,402,625
Google, Inc. Class A (a)	70,200	37,635,624
LogMeIn, Inc.	4,100	82,410
NHN Corp. (a)	19,457	2,859,192
Open Text Corp. (a)	83,100	3,100,374
OpenTable, Inc.	400	9,864
Tencent Holdings Ltd.	598,900	10,428,665
VeriSign, Inc. (a)	138,100	3,150,061
VistaPrint Ltd. (a)	66,800	3,410,140
Vocus, Inc. (a)	10,300	186,430
Yahoo!, Inc. (a)	3,100	49,290
		78,853,566
IT SERVICES - 1.7%
Data Processing & Outsourced Services - 0.5%
Visa, Inc. Class A	33,700	2,553,112
IT Consulting & Other Services - 1.2%
Amdocs Ltd. (a)	20,200	509,040
Atos Origin SA (a)	22,032	1,035,533
China Information Security Technology, Inc. (a)	17	109
Cognizant Technology Solutions Corp. Class A (a)	69,800	2,697,770
RightNow Technologies, Inc. (a)	83,500	1,274,210
Yucheng Technologies Ltd. (a)	147,800	1,064,160
		6,580,822
TOTAL IT SERVICES		9,133,934
MACHINERY - 0.2%
Industrial Machinery - 0.2%
China Fire & Security Group, Inc. (a)(c)	9,000	127,980
Meyer Burger Technology AG (a)	270	58,968
Shin Zu Shing Co. Ltd.	211,732	964,060
		1,151,008
Common Stocks - continued
	Shares	Value
MEDIA - 0.9%
Advertising - 0.6%
AirMedia Group, Inc. ADR (a)	128,600	$ 1,063,522
VisionChina Media, Inc. ADR (a)(c)	274,900	2,298,164
		3,361,686
Cable & Satellite - 0.3%
Virgin Media, Inc.	98,600	1,377,442
TOTAL MEDIA		4,739,128
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	22,200	175,824
Timminco Ltd. (a)	5,600	9,516
		185,340
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
IHS, Inc. Class A (a)	1,100	56,936
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.8%
Semiconductor Equipment - 4.9%
Aixtron AG	98,400	2,949,587
Amkor Technology, Inc. (a)	450,500	2,482,255
ASM Pacific Technology Ltd.	38,200	296,980
ASML Holding NV (NY Shares)	252,100	6,791,574
Cymer, Inc. (a)	63,300	2,167,392
FormFactor, Inc. (a)	53,200	903,868
Lam Research Corp. (a)	78,200	2,636,904
LTX-Credence Corp. (a)(c)	497,102	666,117
MEMC Electronic Materials, Inc. (a)	80,900	1,004,778
Photronics, Inc. (a)	82,700	345,686
Tessera Technologies, Inc. (a)	107,500	2,376,825
Varian Semiconductor Equipment Associates, Inc. (a)	107,800	3,060,442
Verigy Ltd. (a)	137,300	1,351,032
		27,033,440
Semiconductors - 10.9%
Applied Micro Circuits Corp. (a)	8,650	67,643
Atmel Corp. (a)	170,900	635,748
Avago Technologies Ltd.	419,800	6,297,000
Broadcom Corp. Class A (a)	97,200	2,586,492
Cavium Networks, Inc. (a)	356,631	6,761,724
Cree, Inc. (a)	95,040	4,001,184
CSR PLC (a)	239,985	1,760,425
Cypress Semiconductor Corp. (a)	230,800	1,945,644
Epistar Corp.	366,000	1,061,810
Fairchild Semiconductor International, Inc. (a)	30,200	225,896
Global Unichip Corp.	182,291	782,546
Hittite Microwave Corp. (a)	15,079	554,907
Hynix Semiconductor, Inc. (a)	24,430	361,371
Infineon Technologies AG (a)	349,496	1,562,247
Intel Corp.	529,000	10,109,190

	Shares	Value
International Rectifier Corp. (a)	120,000	$ 2,193,600
Kinsus Interconnect Technology Corp.	142,000	354,637
LSI Corp. (a)	10,300	52,736
Marvell Technology Group Ltd. (a)	329,400	4,519,368
MediaTek, Inc.	19,038	265,460
Microchip Technology, Inc. (c)	21,700	519,932
Micron Technology, Inc. (a)	399,700	2,713,963
Monolithic Power Systems, Inc. (a)	62,900	1,257,371
Netlogic Microsystems, Inc. (a)	34,500	1,311,345
NVIDIA Corp. (a)	68,400	818,064
Omnivision Technologies, Inc. (a)	65,599	804,244
PixArt Imaging, Inc.	112,000	786,590
Power Integrations, Inc.	2,100	65,520
Prime View International Co. Ltd.	1,910,000	3,100,536
Radiant Opto-Electronics Corp.	334,750	371,067
Silicon Laboratories, Inc. (a)	20,600	863,140
Standard Microsystems Corp. (a)	83,000	1,598,580
Supertex, Inc. (a)	7,400	179,450
Volterra Semiconductor Corp. (a)	15,500	214,675
YoungTek Electronics Corp.	83,000	178,949
		60,883,054
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		87,916,494
SOFTWARE - 26.7%
Application Software - 10.8%
Adobe Systems, Inc. (a)	127,900	4,213,026
ANSYS, Inc. (a)	5,900	239,422
AsiaInfo Holdings, Inc. (a)	32,000	705,920
Autodesk, Inc. (a)	119,200	2,971,656
Blackboard, Inc. (a)	19,900	705,853
Callidus Software, Inc. (a)	97,591	297,653
Citrix Systems, Inc. (a)	155,800	5,727,208
Concur Technologies, Inc. (a)	67,400	2,402,136
Epicor Software Corp. (a)	203,705	1,572,603
i2 Technologies, Inc. (a)	6,600	103,884
Informatica Corp. (a)	178,000	3,778,940
Intuit, Inc. (a)	10,000	290,700
JDA Software Group, Inc. (a)	50,000	992,000
Kingdee International Software Group Co. Ltd.	13,588,000	2,933,392
Longtop Financial Technologies Ltd. ADR (a)	51,500	1,364,750
Manhattan Associates, Inc. (a)	14,412	330,755
Mentor Graphics Corp. (a)	205,200	1,497,960
Nuance Communications, Inc. (a)	210,900	2,764,899
Parametric Technology Corp. (a)	254,700	3,797,577
Pegasystems, Inc.	58,300	1,671,461
Salesforce.com, Inc. (a)	133,100	7,553,425
SAP AG sponsored ADR	45,900	2,077,893
Smith Micro Software, Inc. (a)	115,500	1,048,740
SolarWinds, Inc. (c)	2,700	48,060
SuccessFactors, Inc. (a)	212,200	3,244,538
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Synchronoss Technologies, Inc. (a)	121,348	$ 1,384,581
Synopsys, Inc. (a)	100	2,200
Taleo Corp. Class A (a)	103,788	2,256,351
TIBCO Software, Inc. (a)	329,000	2,878,750
Ulticom, Inc.	318,926	838,775
VanceInfo Technologies, Inc. ADR (a)	22,000	332,200
		60,027,308
Home Entertainment Software - 1.0%
Activision Blizzard, Inc. (a)	114,000	1,234,620
Changyou.com Ltd. (A Shares) ADR	800	24,104
Giant Interactive Group, Inc. ADR (c)	79,211	579,032
Kingsoft Corp. Ltd. (c)	1,175,000	1,093,602
NCsoft Corp.	2,940	313,267
Neowiz Games Corp.	3,456	112,642
Take-Two Interactive Software, Inc.	204,100	2,238,977
		5,596,244
Systems Software - 14.9%
Ariba, Inc. (a)	18,908	223,493
BMC Software, Inc. (a)	324,500	12,058,420
Check Point Software Technologies Ltd. (a)	1,700	52,819
CommVault Systems, Inc. (a)	43,100	849,070
Insyde Software Corp.	344,239	1,419,374
McAfee, Inc. (a)	15,700	657,516
Microsoft Corp.	1,071,000	29,698,830
Oracle Corp.	1,120,000	23,632,000
Red Hat, Inc. (a)	365,200	9,425,812
Rovi Corp. (a)	60,300	1,661,265
Symantec Corp. (a)	14,300	251,394
VMware, Inc. Class A (a)	69,800	2,682,414
		82,612,407
TOTAL SOFTWARE		148,235,959
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SOFTBANK CORP.	62,600	1,475,179
Syniverse Holdings, Inc. (a)	87,657	1,501,564
		2,976,743
TOTAL COMMON STOCKS (Cost $494,276,380)		551,018,792
Convertible Bonds - 0.2%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	$ 972,693
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.20% (d)	3,091,787	3,091,787
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	6,911,346	6,911,346
TOTAL MONEY MARKET FUNDS (Cost $10,003,133)		10,003,133
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $505,549,513)	561,994,618
NET OTHER ASSETS - (1.2)%	(6,924,386)
NET ASSETS - 100%	$ 555,070,232
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $335,616 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 4
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,051
Fidelity Securities Lending Cash Central Fund	54,085
Total	$ 55,136
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,193,360	$ 13,193,360	$ -	$ -
Health Care	4,125,438	58,542	4,066,896	-
Industrials	9,814,542	7,830,405	1,984,137	-
Information Technology	520,723,369	473,451,814	46,950,595	320,960
Materials	185,340	185,340	-	-
Telecommunication Services	2,976,743	1,501,564	1,475,179	-
Corporate Bonds	972,693	-	972,693	-
Money Market Funds	10,003,133	10,003,133	-	-
Total Investments in Securities:	$ 561,994,618	$ 506,224,158	$ 55,449,500	$ 320,960
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 320,960
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 320,960
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $511,800,213. Net unrealized appreciation aggregated $50,194,405, of which $96,295,536 related to appreciated investment securities and $46,101,131 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809068.105

AFUG-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
ELECTRIC UTILITIES - 42.6%
Electric Utilities - 42.6%
American Electric Power Co., Inc.	482,800	$ 14,590,216
Entergy Corp.	82,800	6,352,416
FirstEnergy Corp.	422,200	18,272,816
FPL Group, Inc.	126,000	6,186,600
ITC Holdings Corp.	200	8,884
Northeast Utilities	71,300	1,643,465
Pinnacle West Capital Corp.	129,200	4,046,544
Progress Energy, Inc.	105,300	3,951,909
		55,052,850
GAS UTILITIES - 0.5%
Gas Utilities - 0.5%
National Fuel Gas Co. New Jersey	14,800	671,032
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 16.5%
Independent Power Producers & Energy Traders - 16.5%
AES Corp.	324,700	4,243,829
Black Hills Corp.	13,467	328,191
Calpine Corp. (a)	227,900	2,561,596
Constellation Energy Group, Inc.	199,300	6,162,356
Dynegy, Inc. Class A (a)	405,500	811,000
NRG Energy, Inc. (a)	235,569	5,415,731
RRI Energy, Inc. (a)	337,100	1,776,517
		21,299,220

	Shares	Value
MULTI-UTILITIES - 40.1%
Multi-Utilities - 40.1%
Alliant Energy Corp.	49,100	$ 1,304,096
CenterPoint Energy, Inc.	738,600	9,306,360
CMS Energy Corp.	460,200	6,120,660
DTE Energy Co.	148,900	5,506,322
PG&E Corp.	222,604	9,102,278
Sempra Energy	194,600	10,012,170
TECO Energy, Inc.	456,900	6,551,946
Wisconsin Energy Corp.	90,200	3,939,034
		51,842,866
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $129,327,959)	128,865,968
NET OTHER ASSETS - 0.3%	436,399
NET ASSETS - 100%	$ 129,302,367
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 558
Fidelity Securities Lending Cash Central Fund	1,083
Total	$ 1,641
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $137,234,452. Net unrealized depreciation aggregated $8,368,484, of which $7,927,942 related to appreciated investment securities and $16,296,426 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809101.105

ANR-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	$ 185,837
CONSTRUCTION & ENGINEERING - 0.4%
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	65,300	2,761,537
ELECTRICAL EQUIPMENT - 2.3%
Electrical Components & Equipment - 2.2%
centrotherm photovoltaics AG (a)	25,223	1,157,676
Energy Conversion Devices, Inc. (a)(c)	103,019	1,109,515
Evergreen Solar, Inc. (a)(c)	242,942	352,266
First Solar, Inc. (a)(c)	40,500	4,938,165
JA Solar Holdings Co. Ltd. ADR (a)(c)	959,395	3,674,483
Q-Cells SE (a)(c)	16,793	278,007
SunPower Corp.:
Class A (a)(c)	22,200	550,782
Class B (a)	94,500	2,046,870
		14,107,764
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	12,700	900,184
TOTAL ELECTRICAL EQUIPMENT		15,007,948
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	26,422	1,586,377
ENERGY EQUIPMENT & SERVICES - 39.0%
Oil & Gas Drilling - 15.5%
Atwood Oceanics, Inc. (a)	294,146	10,439,242
Diamond Offshore Drilling, Inc.	100	9,525
ENSCO International, Inc.	74,100	3,393,039
Helmerich & Payne, Inc.	285,453	10,852,923
Hercules Offshore, Inc. (a)	164,594	844,367
Nabors Industries Ltd. (a)	721,622	15,031,386
Noble Corp.	525,543	21,410,622
Northern Offshore Ltd. (a)	561,500	882,538
Patterson-UTI Energy, Inc.	116,517	1,815,335
Pride International, Inc. (a)	131,287	3,880,844
Seadrill Ltd. (a)(c)	342,000	7,143,291
Seahawk Drilling, Inc. (a)	8,752	236,304
Transocean Ltd. (a)	286,264	24,020,412
		99,959,828
Oil & Gas Equipment & Services - 23.5%
Baker Hughes, Inc.	5,500	231,385
Basic Energy Services, Inc. (a)	41,740	292,180
BJ Services Co.	786,074	15,092,621
Cameron International Corp. (a)	20,200	746,794
Complete Production Services, Inc. (a)	44,054	419,835
Core Laboratories NV	23,200	2,419,760
Dresser-Rand Group, Inc. (a)	35,900	1,057,973
Dril-Quip, Inc. (a)	112,455	5,464,188

	Shares	Value
Exterran Holdings, Inc. (a)	85,275	$ 1,742,168
FMC Technologies, Inc. (a)	34,300	1,804,180
Fugro NV (Certificaten Van Aandelen) unit	1,693	94,683
Global Industries Ltd. (a)	318,103	2,318,971
Halliburton Co.	346,760	10,128,860
Helix Energy Solutions Group, Inc. (a)	69,700	956,981
Hornbeck Offshore Services, Inc. (a)	41,015	997,075
Key Energy Services, Inc. (a)	56,200	410,822
Lufkin Industries, Inc.	7,190	410,190
National Oilwell Varco, Inc. (a)	458,057	18,775,756
Newpark Resources, Inc. (a)	19,781	59,541
Oceaneering International, Inc. (a)	89,300	4,563,230
Oil States International, Inc. (a)	25,900	891,996
Schlumberger Ltd.	699,600	43,515,120
Smith International, Inc.	413,811	11,474,979
Superior Energy Services, Inc. (a)	184,784	3,993,182
Superior Well Services, Inc. (a)	8,700	92,307
TSC Offshore Group Ltd. (a)	1,258,000	484,289
Weatherford International Ltd. (a)	1,138,464	19,957,274
Willbros Group, Inc. (a)	200,494	2,634,491
		151,030,831
TOTAL ENERGY EQUIPMENT & SERVICES		250,990,659
GAS UTILITIES - 0.7%
Gas Utilities - 0.7%
Questar Corp.	105,200	4,191,168
Zhongyu Gas Holdings Ltd. (a)	6,538,000	523,480
		4,714,648
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.) (a)	59,900	1,737,507
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4	206
OIL, GAS & CONSUMABLE FUELS - 56.5%
Coal & Consumable Fuels - 9.8%
Alpha Natural Resources, Inc. (a)	467,914	15,895,039
Arch Coal, Inc.	663,185	14,364,587
Centennial Coal Co. Ltd.	229,855	641,731
CONSOL Energy, Inc.	218,613	9,358,823
Massey Energy Co.	675,744	19,657,393
Peabody Energy Corp.	67,200	2,660,448
PT Bumi Resources Tbk	2,851,800	686,535
		63,264,556
Integrated Oil & Gas - 15.4%
Chevron Corp.	198,900	15,223,806
ConocoPhillips	105,146	5,276,226
Exxon Mobil Corp.	144,831	10,380,038
Hess Corp.	67,853	3,714,273
Marathon Oil Corp.	677,253	21,651,778
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Occidental Petroleum Corp.	537,800	$ 40,808,264
Suncor Energy, Inc.	63,900	2,119,673
		99,174,058
Oil & Gas Exploration & Production - 28.3%
Anadarko Petroleum Corp.	367,084	22,366,428
Apache Corp.	120,100	11,303,812
Arena Resources, Inc. (a)	74,490	2,775,497
Berry Petroleum Co. Class A	14,701	372,817
Brigham Exploration Co. (a)	118,700	1,127,650
Cabot Oil & Gas Corp.	417,402	16,057,455
Canadian Natural Resources Ltd.	94,300	6,115,109
Chesapeake Energy Corp.	531,946	13,032,677
Comstock Resources, Inc. (a)	189,211	7,774,680
Concho Resources, Inc. (a)	14,498	552,519
Denbury Resources, Inc. (a)	287,943	4,203,968
EOG Resources, Inc.	1,284	104,851
EXCO Resources, Inc.	318,297	4,971,799
Newfield Exploration Co. (a)	86,950	3,566,689
Niko Resources Ltd.	16,500	1,334,811
Noble Energy, Inc.	1,000	65,630
OPTI Canada, Inc. (a)	144,200	253,018
Painted Pony Petroleum Ltd. (a)(d)	6,400	34,753
Painted Pony Petroleum Ltd. Class A (a)	17,800	96,327
Petrobank Energy & Resources Ltd. (a)	25,100	1,097,321
Petrohawk Energy Corp. (a)	951,926	22,389,300
Plains Exploration & Production Co. (a)	125,373	3,322,385
Range Resources Corp.	343,147	17,174,507
Southwestern Energy Co. (a)	841,300	36,663,854
Talisman Energy, Inc.	5,000	85,238
Ultra Petroleum Corp. (a)	74,200	3,602,410
XTO Energy, Inc.	40,000	1,662,400
		182,107,905
Oil & Gas Refining & Marketing - 3.0%
Frontier Oil Corp.	295,659	4,097,834
Holly Corp.	171,979	4,989,111
Sunoco, Inc.	147,700	4,549,160
Tesoro Corp.	43,800	619,332
Valero Energy Corp.	180,363	3,264,570
World Fuel Services Corp. (c)	32,900	1,672,965
		19,192,972

	Shares	Value
Oil & Gas Storage & Transport - 0.0%
Williams Companies, Inc.	3,477	$ 65,541
TOTAL OIL, GAS & CONSUMABLE FUELS		363,805,032
TOTAL COMMON STOCKS (Cost $583,838,486)		640,789,751
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	369,824
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	2,990,782	2,990,782
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	9,373,124	9,373,124
TOTAL MONEY MARKET FUNDS (Cost $12,363,906)		12,363,906
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $596,522,392)	653,523,481
NET OTHER ASSETS - (1.5)%	(9,679,801)
NET ASSETS - 100%	$ 643,843,680
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,753 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,260
Fidelity Securities Lending Cash Central Fund	59,550
Total	$ 63,810
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 614,795,691	$ 612,948,383	$ 1,847,308	$ -
Industrials	17,955,322	17,955,322	-	-
Information Technology	1,586,377	1,586,377	-	-
Materials	1,737,507	1,737,507	-	-
Utilities	4,714,854	4,191,374	523,480	-
Corporate Bonds	369,824	-	369,824	-
Money Market Funds	12,363,906	12,363,906	-	-
Total Investments in Securities:	$ 653,523,481	$ 650,782,869	$ 2,740,612	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $611,922,632. Net unrealized appreciation aggregated $41,600,849, of which $124,640,041 related to appreciated investment securities and $83,039,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2009

1.809102.105

ARE-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Health Care Facilities - 1.7%
Emeritus Corp. (a)	190,288	$ 3,550,774
Sunrise Senior Living, Inc. (a)	49,274	204,980
TOTAL HEALTH CARE FACILITIES		3,755,754
HOTELS, RESTAURANTS & LEISURE - 0.2%
Casinos & Gaming - 0.2%
MGM Mirage, Inc. (a)	34,900	323,523
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.7%
D.R. Horton, Inc.	13,800	151,248
Lennar Corp. Class A	21,900	275,940
M/I Homes, Inc. (a)	16,400	183,188
Pulte Homes, Inc.	67,877	611,572
Toll Brothers, Inc. (a)	15,100	261,532
TOTAL HOMEBUILDING		1,483,480
REAL ESTATE INVESTMENT TRUSTS - 92.3%
REITs - Apartments - 12.7%
Apartment Investment & Management Co. Class A	360,947	4,457,695
AvalonBay Communities, Inc.	43,131	2,966,550
Camden Property Trust (SBI)	134,700	4,882,875
Equity Residential (SBI)	202,700	5,853,976
Essex Property Trust, Inc.	91,100	6,848,898
Home Properties, Inc.	65,300	2,558,454
UDR, Inc.	6,200	89,156
TOTAL REITS - APARTMENTS		27,657,604
REITs - Factory Outlets - 0.6%
Tanger Factory Outlet Centers, Inc.	37,000	1,408,590
REITs - Health Care Facilities - 11.9%
HCP, Inc.	257,500	7,619,425
Healthcare Realty Trust, Inc.	137,809	2,870,561
Nationwide Health Properties, Inc.	16,800	541,800
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Health Care Facilities - continued
Omega Healthcare Investors, Inc.	9,500	$ 144,020
Ventas, Inc.	365,700	14,675,541
TOTAL REITS - HEALTH CARE FACILITIES		25,851,347
REITs - Hotels - 6.2%
DiamondRock Hospitality Co. (a)	538,360	4,096,920
Host Hotels & Resorts, Inc.	201,294	2,035,082
Sunstone Hotel Investors, Inc.	978,066	7,384,398
TOTAL REITS - HOTELS		13,516,400
REITs - Industrial Buildings - 14.6%
Duke Realty LP	593,300	6,668,692
DuPont Fabros Technology, Inc.	34,700	523,276
First Industrial Realty Trust, Inc.	199,100	866,085
ProLogis Trust	991,451	11,233,140
Public Storage	122,718	9,032,045
U-Store-It Trust	633,000	3,608,100
TOTAL REITS - INDUSTRIAL BUILDINGS		31,931,338
REITs - Malls - 13.6%
CBL & Associates Properties, Inc.	399,512	3,260,018
Simon Property Group, Inc.	288,939	19,616,068
The Macerich Co. (c)	229,635	6,843,123
TOTAL REITS - MALLS		29,719,209
REITs - Management/Investment - 4.1%
Digital Realty Trust, Inc. (c)	197,300	8,904,149
REITs - Office Buildings - 16.5%
Alexandria Real Estate Equities, Inc. (c)	94,400	5,113,648
Boston Properties, Inc.	107,600	6,538,852
Brandywine Realty Trust (SBI)	419,200	4,007,552
Corporate Office Properties Trust (SBI)	169,400	5,622,386
Highwoods Properties, Inc. (SBI)	201,300	5,539,776
SL Green Realty Corp. (c)	236,600	9,170,616
TOTAL REITS - OFFICE BUILDINGS		35,992,830
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - 12.1%
Acadia Realty Trust (SBI)	224,400	$ 3,567,960
Developers Diversified Realty Corp. (c)	493,138	4,236,055
Kimco Realty Corp.	137,090	1,732,818
Kite Realty Group Trust	365,000	1,354,150
Ramco-Gershenson Properties Trust (SBI)	45,000	397,800
Regency Centers Corp.	194,300	6,518,765
Vornado Realty Trust	143,698	8,558,653
TOTAL REITS - SHOPPING CENTERS		26,366,201
TOTAL REAL ESTATE INVESTMENT TRUSTS		201,347,668
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
Real Estate Operating Companies - 1.6%
BR Malls Participacoes SA (a)	89,800	963,163
Brookfield Properties Corp.	163,000	1,693,448
Forest City Enterprises, Inc. Class A	56,300	490,936
Iguatemi Empresa de Shopping Centers SA	20,000	295,821
TOTAL REAL ESTATE OPERATING COMPANIES		3,443,368
Real Estate Services - 1.8%
CB Richard Ellis Group, Inc. Class A (a)	391,823	4,055,368
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		7,498,736
TOTAL COMMON STOCKS (Cost $229,041,569)		214,409,161
Convertible Preferred Stocks - 0.3%

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
Grubb & Ellis Co. 12.00% (a)(d)(e) (Cost $590,000)	5,900	590,000
Money Market Funds - 15.6%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (f)	4,711,995	$ 4,711,995
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(f)	29,403,000	29,403,000
TOTAL MONEY MARKET FUNDS (Cost $34,114,995)		34,114,995
TOTAL INVESTMENT PORTFOLIO - 114.2% (Cost $263,746,564)		249,114,156
NET OTHER ASSETS - (14.2)%		(30,893,333)
NET ASSETS - 100%		$ 218,220,823
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $590,000 or 0.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,001
Fidelity Securities Lending Cash Central Fund	22,719
Total	$ 27,720
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,807,003	$ 1,807,003	$ -	$ -
Financials	209,436,404	208,846,404	590,000	-
Health Care	3,755,754	3,755,754	-	-
Money Market Funds	34,114,995	34,114,995	-	-
Total Investments in Securities:	$ 249,114,156	$ 248,524,156	$ 590,000	$ -
Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $288,405,170. Net unrealized depreciation aggregated $39,291,014, of which $21,187,478 related to appreciated investment securities and $60,478,492 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009